UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                                 Washington, D.C.  20549

                                                 FORM 13F

                                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [x]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CIC/HCM Asset Management, Inc.
Address:  633 West Fifth Street
          Suite 1180
          Los Angeles, CA 90071

13F File Number:  28-3660

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Fernando Inzunza
Title:    Principal
Phone:    213-629-0451
Signature, Place, and Date of Signing:

  Fernando Inzunza  Los Angeles, California  November 8, 2000

Report Type: (Check only one.):

[X]       13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                 FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          35

Form 13F Information Table Value Total:          $325,621



List of Other Included Managers:                 0

No.     13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN GENERAL CORP COM      com              026351106     8556   109690 SH       SOLE                    18210             91480
Abbott Labs                    com              002824100     9568   201160 SH       SOLE                    33325            167835
Air Products & Chemicals Inc.  com              009158106     8229   228590 SH       SOLE                    37795            190795
Allstate Insurance             com              020002101    10841   311960 SH       SOLE                    51490            260470
Baker Hughes Inc.              com              057224107     8150   219540 SH       SOLE                    36285            183255
BankAmerica Corp.              com              060505104     6832   130445 SH       SOLE                    21545            108900
Boeing                         com              097023105    10892   172890 SH       SOLE                    28540            144350
Chase Manhattan Bank           com              16161A108     7460   161522 SH       SOLE                    26663            134859
Chubb                          com              171232101     9320   117785 SH       SOLE                    19515             98270
Cigna                          com              125509109    12127   116155 SH       SOLE                    19310             96845
Citigroup                      com              172967101    12835   237410 SH       SOLE                    39455            197955
Comerica, Inc. Com.            com              200340107     9328   159615 SH       SOLE                    26270            133345
Compaq                         com              204493100     9488   344005 SH       SOLE                    56830            287175
Dominion Resources             com              25746U109     8328   143430 SH       SOLE                    23845            119585
Duke Energy Corporation        com              264399106    10654   124240 SH       SOLE                    20490            103750
Emerson Electric               com              291011104     8687   129655 SH       SOLE                    21430            108225
Federal National Mtg. Assn.    com              313586109     9002   125900 SH       SOLE                    20750            105150
First Union Corp.              com              337358105     6928   215240 SH       SOLE                    35725            179515
FleetBoston  Financial Corpora com              339030108     8171   209505 SH       SOLE                    34610            174895
Halliburton Co                 com              406216101     8325   170120 SH       SOLE                    28110            142010
Household International        com              441815107    10546   186245 SH       SOLE                    30690            155555
Johnson & Johnson              com              478160104     8065    85860 SH       SOLE                    14245             71615
Kerr-McGee Corp.               com              492386107     8925   134715 SH       SOLE                    22255            112460
Merck                          com              589331107     8139   109335 SH       SOLE                    18110             91225
Phillips Petroleum             com              718507106     9633   153510 SH       SOLE                    25405            128105
Reliant Energy Inc.            com              75952J108    10392   223475 SH       SOLE                    36940            186535
Schlumberger Ltd.              com              806857108    10772   130865 SH       SOLE                    21640            109225
Southern Co.                   com              842587107     8785   270835 SH       SOLE                    44385            226450
St. Paul Company               com              792860108    12879   261180 SH       SOLE                    43160            218020
Transocean Sedco Forex         com              G90078109    13561   231320 SH       SOLE                    38254            193066
USA Education Inc.             com              90390U102     9934   206155 SH       SOLE                    34190            171965
USX Marathon Group Com.        com              902905827     8925   314535 SH       SOLE                    52050            262485
Wachovia Corp.                 com              929771103     6178   108985 SH       SOLE                    17975             91010
Washington Mutual              com              939322103     7019   176305 SH       SOLE                    29155            147150
Wells Fargo & Co.              com              949746101     8149   177390 SH       SOLE                    29300            148090